NON-INTEREST COST AND EXPENSES BY NATURE (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits	$ 962,144	$ 447,394	$ 1,497,752	$ 785,177
Marketing and branding	321,632	570,377	459,784	908,983
Processing and servicing costs	186,799	116,024	277,642	183,463
Brokerage commission and handling charge expenses	183,221	359,002	265,795	484,462
Rental and other related expenses	57,682	47,543	87,503	77,400
Professional services	45,897	22,786	57,743	38,420
Depreciation and amortization	27,537	15,368	41,046	24,730
Listing expenses	2,135		2,135
Others	52,914	33,720	85,144	66,230
Total	$ 1,839,961	$ 1,612,214	$ 2,774,544	$ 2,568,865